Schedule of Investments (unaudited) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.4%
Black Belt Energy Gas District, RB(a)
Series A, 4.00%, 12/01/52	$6,035	$5,812,315
Series F, 5.50%, 11/01/53	1,115	1,182,751
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	570	579,540
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	1,090	1,116,151
Series D, Sub Lien, 6.00%, 10/01/42	2,875	3,041,221
Series D, Sub Lien, 7.00%, 10/01/51	1,545	1,641,243
Health Care Authority of the City of Huntsville, RB, Series B1, (AGM), 3.00%, 06/01/50	865	644,794
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	960	961,289
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	1,890	2,040,021

		17,019,325

Arizona — 2.8%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(b)	575	507,096
Series A, (BAM), 4.00%, 06/01/44	425	416,438
Series A, 5.00%, 07/01/49(b)	550	495,202
Series A, 5.00%, 07/01/54(b)	425	376,732
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.50%, 07/01/52	130	125,521
Series G, 5.00%, 07/01/47	435	393,323
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	640	541,846
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	2,120	1,916,639
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/34(b)	400	394,336
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	300	262,574
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/44	2,030	1,951,979
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/54(b)	490	430,200
Series A, 4.13%, 09/01/38	775	779,367
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,400	1,227,194
Salt Verde Financial Corp., RB
5.00%, 12/01/32	3,500	3,716,685
5.00%, 12/01/37	6,645	6,911,498

		20,446,630

Arkansas — 1.1%
Arkansas Development Finance Authority, RB(b)
Series A, AMT, 4.50%, 09/01/49	380	339,855
Series A, AMT, 4.75%, 09/01/49	4,235	3,891,812
City of Benton Arkansas, RB, (AGM), 4.00%, 06/01/39	505	495,277
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, Subordinate, 4.00%, 10/01/40	840	821,677

Security	Par (000)	Value

Arkansas (continued)
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	$1,835	$1,806,732
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	471,741

		7,827,094

California — 11.0%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	3,895	3,873,410
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,025	1,016,429
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/23(c)	1,320	1,324,140
Series A, 4.00%, 08/15/48	4,675	4,537,083
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	800	809,784
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	185	186,377
Series A, 5.25%, 08/15/49	460	462,795
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(b)	1,755	1,754,874
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	1,230	1,239,348
Series I, 5.50%, 11/01/30	2,500	2,533,390
Series I, 5.00%, 11/01/38	955	965,321
California Statewide Communities Development Authority, Refunding RB
4.00%, 03/01/42	1,000	937,457
4.00%, 03/01/48	1,345	1,195,810
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34	1,000	1,027,569
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	3,700	3,584,712
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/46	830	880,743
Series D, AMT, Subordinate, 4.00%, 05/15/51	1,755	1,648,945
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	655	453,030
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/56	305	247,303
4.00%, 12/01/56	440	315,779
Series A, 4.00%, 06/01/58	1,860	1,451,386
Senior Lien, 3.13%, 06/01/57	1,595	1,096,803
Series A, Senior Lien, 4.00%, 12/01/58	845	653,916
Glendale Community College District, GO, Series D, 7.00%, 08/01/34	1,650	1,929,205
Kern Community College District, GO, Series C, 5.50%, 11/01/23(c)	2,445	2,473,528
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(d)	8,000	4,377,424
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(e)	2,605	2,784,646
Series B, Election 2006, 0.00%, 08/01/30(d)	1,500	1,224,952
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/23(c)	6,425	6,429,645

1

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Riverside County Redevelopment Successor Agency, Refunding TA, Series A, (BAM), 4.00%, 10/01/39	$1,100	$1,103,264
Sacramento Area Flood Control Agency, Refunding SAB
5.00%, 10/01/43	2,770	2,894,387
5.00%, 10/01/47	8,385	8,715,268
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(c)	2,800	3,211,799
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/42	1,515	1,570,255
Series B, AMT, Subordinate, 5.00%, 07/01/51	1,080	1,127,505
San Diego Unified School District, GO(d)
Class A, 0.00%, 07/01/29	2,930	2,492,903
Class A, 0.00%, 07/01/29(f)	2,385	1,977,182
Series A, 0.00%, 07/01/29(f)	685	567,870
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,085	1,086,689
Series A, AMT, 5.25%, 05/01/33	850	851,210
Series A, AMT, 5.00%, 05/01/44	1,090	1,091,876
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(c)	440	445,772
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	920	944,501

		79,496,285

Colorado — 5.0%
Board of Governors of Colorado State University System, Refunding RB, Series C, 4.00%, 03/01/47	5,650	5,576,318
City & County of Denver Colorado Airport System Revenue, ARB
Series B, 5.25%, 11/15/32	3,250	3,287,736
Series A, AMT, 5.50%, 11/15/28	1,000	1,009,891
Series A, AMT, 5.50%, 11/15/30	340	343,410
Series A, AMT, 5.50%, 11/15/31	405	409,090
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.25%, 12/01/43	1,905	1,993,571
Series A, AMT, 5.50%, 11/15/53	4,755	5,190,791
Series D, AMT, 5.75%, 11/15/45	1,160	1,309,742
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB(d)
Series A-2, 0.00%, 08/01/37	1,490	824,824
Series A-2, 0.00%, 08/01/38	915	463,926
Colorado Educational & Cultural Facilities Authority, RB
5.50%, 07/01/40	2,510	2,513,805
5.00%, 03/01/50(b)	360	339,232
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(b)	1,690	1,494,448
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	480	515,560
5.25%, 11/01/52	1,000	1,050,726
Colorado Health Facilities Authority, Refunding RB
Series A, 4.00%, 08/01/44	1,065	998,878
Series A, 4.00%, 11/15/46	1,610	1,525,844
Series A, 4.00%, 08/01/49	1,950	1,756,541
Series A, 4.00%, 11/15/50	1,480	1,379,690

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB (continued)
Series A, 5.00%, 05/15/52	$3,210	$3,432,488
Denver International Business Center Metropolitan District No. 1, GO, Series A, 4.00%, 12/01/48	555	478,288

		35,894,799

Connecticut — 0.3%
State of Connecticut, GO, Series A, 4.00%, 01/15/37	1,985	2,045,370

Delaware — 1.4%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	330	319,338
Series A, 5.00%, 07/01/48	900	827,322
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,180	2,250,457
Delaware State Health Facilities Authority, Refunding RB, 4.00%, 10/01/49	4,895	4,597,149
Delaware Transportation Authority, RB, 5.00%, 06/01/55	1,790	1,829,051

		9,823,317

District of Columbia — 3.5%
District of Columbia, Refunding RB, 5.00%, 10/01/48	1,695	1,731,898
District of Columbia, TA, 5.13%, 06/01/41	1,520	1,522,760
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/39	1,060	1,049,203
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(d)	10,170	6,740,635
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(d)	13,485	8,408,815
Series B, Subordinate, 4.00%, 10/01/49	2,000	1,877,702
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 5.00%, 07/15/45	3,000	3,274,119
Series A, 4.00%, 07/15/46	875	865,396

		25,470,528

Florida — 8.5%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	585	576,949
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(b)	305	232,500
Series A, 5.00%, 06/01/45(b)	480	416,220
Series A, 5.00%, 12/15/49	160	152,869
Series A, 5.00%, 12/15/54	140	133,330
Series A, 5.50%, 06/01/57(b)	170	150,460
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	2,760	2,898,867
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	1,290	1,327,086
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	285	74,909
Series A, 0.00%, 09/01/53	300	62,632
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,755	1,763,556
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/45	2,845	2,881,962
Series A, AMT, 5.00%, 10/01/49	1,000	1,032,285

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	$2,405	$2,510,151
County of Miami-Dade Seaport Department, ARB(c)
Series A, 5.38%, 10/01/23	1,015	1,023,757
Series A, 6.00%, 10/01/23	5,215	5,273,272
Series B, AMT, 6.00%, 10/01/23	4,750	4,794,218
Series B, AMT, 6.25%, 10/01/23	460	464,749
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.00%, 10/01/47	12,415	12,964,687
Series A, AMT, 5.25%, 10/01/52	1,285	1,366,486
Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,180	2,049,972
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/41	275	103,066
Series A-2, 0.00%, 10/01/42	370	125,987
Series A-2, 0.00%, 10/01/46	885	240,528
Series A-2, 0.00%, 10/01/47	1,040	265,821
Series A-2, 0.00%, 10/01/48	575	138,210
Series A-2, 0.00%, 10/01/49	355	80,228
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	500	552,154
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	430	311,401
Esplanade Lake Club Community Development District, SAB, Series A-1, 4.13%, 11/01/50	615	501,840
Florida Development Finance Corp., RB
6.50%, 06/30/57(b)	925	914,868
Series A, 5.00%, 06/15/56	75	72,597
AMT, 5.00%, 05/01/29(b)	270	252,692
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	270	217,615
Hillsborough County Aviation Authority, ARB, AMT, 5.00%, 10/01/48	1,730	1,762,514
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/23(c)	1,735	1,747,627
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	20	20,024
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	3,465	3,535,416
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	1,075	992,551
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,305	1,349,326
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	1,185	1,088,093
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(c)	1,785	1,787,774
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	220	179,240
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(g)(h)	800	506,893
Trout Creek Community Development District, SAB 4.00%, 05/01/40	630	542,596

Security	Par (000)	Value

Florida (continued)
Trout Creek Community Development District, SAB (continued)
4.00%, 05/01/51	$1,050	$813,529
Westside Community Development District, SAB, 4.00%, 05/01/50	815	635,588

		60,889,095

Georgia — 4.3%
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	3,165	2,891,370
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	2,615	2,386,925
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	535	479,557
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,460	1,342,990
Georgia Housing & Finance Authority, RB, S/F Housing
Series A, 3.95%, 12/01/43	120	120,105
Series A, 4.00%, 12/01/48	170	169,641
Georgia Housing & Finance Authority, Refunding RB, 3.70%, 06/01/49	985	862,227
Georgia Ports Authority, ARB, 4.00%, 07/01/52	1,915	1,840,746
Griffin-Spalding County Hospital Authority, RB, 4.00%, 04/01/42	2,310	2,234,257
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	360	380,391
Series A, 5.00%, 05/15/36	1,860	1,938,895
Series A, 5.00%, 05/15/37	400	411,145
Series A, 5.00%, 05/15/38	1,265	1,292,503
Series A, 5.00%, 05/15/43	330	330,507
Series A, 5.00%, 05/15/49	4,575	4,503,612
Series A, 5.00%, 06/01/53(a)	5,845	6,156,486
Municipal Electric Authority of Georgia, RB
5.00%, 01/01/48	835	843,513
4.00%, 01/01/49	1,135	1,000,331
4.00%, 01/01/59	1,335	1,197,829
Series A, 5.00%, 01/01/59	480	488,574

		30,871,604

Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,500	1,521,165
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	425	426,654
AMT, 5.25%, 08/01/26	460	461,826

		2,409,645

Idaho — 0.5%
Idaho Health Facilities Authority, RB
4.00%, 12/01/43	670	630,865
Series 2017, 5.00%, 12/01/46	540	550,684
Series A, 5.00%, 03/01/39	500	503,772
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	2,000	2,002,668

		3,687,989

3

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois — 10.3%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	$1,760	$1,820,965
Series A, 5.00%, 12/01/40	1,410	1,420,973
Series A, 5.00%, 12/01/42	1,480	1,463,689
Series C, 5.25%, 12/01/35	2,655	2,682,309
Series D, 5.00%, 12/01/46	3,480	3,439,714
Series H, 5.00%, 12/01/36	585	591,393
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,120	1,139,961
Series C, 5.00%, 12/01/27	500	516,457
Series C, 5.00%, 12/01/30	605	623,166
Series C, 5.00%, 12/01/34	475	486,264
Series D, 5.00%, 12/01/25	435	442,753
Series F, 5.00%, 12/01/23	310	310,891
Series F, 5.00%, 12/01/24	340	343,180
Series G, 5.00%, 12/01/34	315	322,470
Chicago Midway International Airport, Refunding ARB
Series B, 5.00%, 01/01/46	1,670	1,713,552
Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,870	1,877,755
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	430	439,548
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 4.38%, 01/01/53	1,390	1,296,646
Series B, Senior Lien, 5.00%, 01/01/53	1,040	1,081,406
Cook County Community College District No. 508, GO
5.50%, 12/01/38	3,075	3,083,684
5.25%, 12/01/43	2,935	2,936,007
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/37	820	829,348
Series A, 5.00%, 02/15/47	240	232,511
Series A, 5.00%, 02/15/50	130	123,987
Illinois Finance Authority, Refunding RB
4.00%, 03/01/35	1,290	1,265,771
Series A, 4.00%, 07/15/47	1,485	1,418,585
Series C, 4.00%, 02/15/27(c)	90	94,312
Series C, 4.00%, 02/15/41	1,945	1,918,387
Series C, 5.00%, 02/15/41	555	577,523
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	3,805	3,916,749
Series B, 5.00%, 01/01/40	3,335	3,458,585
Series C, 5.00%, 01/01/38	2,250	2,324,918
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	2,370	2,377,252
Metropolitan Pier & Exposition Authority, Refunding RB(d)
Series B, (AGM), 0.00%, 06/15/44	3,765	1,391,427
Series B, (AGM), 0.00%, 06/15/47	22,775	7,035,903
State of Illinois, GO
5.25%, 02/01/31	1,485	1,499,355
5.25%, 02/01/32	2,365	2,388,487
5.50%, 07/01/33	3,000	3,010,896
5.50%, 07/01/38	695	697,682
5.00%, 02/01/39	1,910	1,916,817
5.50%, 05/01/39	795	870,347
Series A, 5.00%, 04/01/38	4,545	4,563,766
Series B, 5.25%, 05/01/40	1,770	1,927,215
Series D, 5.00%, 11/01/28	900	966,271

Security	Par (000)	Value

Illinois (continued)
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	$90	$96,326
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,225	1,236,829

		74,172,032

Indiana — 1.2%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	975	991,124
AMT, 7.00%, 01/01/44	2,355	2,388,950
Indiana Finance Authority, RB(c)
Series A, AMT, 5.00%, 07/01/23	2,870	2,876,118
Series A, AMT, 5.25%, 07/01/23	500	501,462
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,520	1,521,231

		8,278,885

Iowa — 0.9%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	1,900	1,399,369
Iowa Student Loan Liquidity Corp, Refunding RB, Series B, AMT, 3.00%, 12/01/39	310	291,623
PEFA, Inc., RB, 5.00%, 09/01/49(a)	5,000	5,130,255

		6,821,247

Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	705	661,465

Kentucky — 1.3%
County of Boyle Kentucky, Refunding RB, 5.00%, 06/01/37	2,500	2,594,887
Fayette County School District Finance Corp., RB
(NGFGC), 5.00%, 06/01/44	860	939,027
(BAM-TCRS), 5.00%, 06/01/46	760	824,635
(BAM-TCRS), 5.00%, 06/01/47	1,155	1,251,068
Kentucky Public Transportation Infrastructure Authority, RB, CAB(e)
Series C, Convertible, 6.45%, 07/01/34	500	586,093
Series C, Convertible, 6.60%, 07/01/39	830	946,091
Series C, Convertible, 6.75%, 07/01/43	1,770	2,018,586

		9,160,387

Louisiana — 1.5%
City of Alexandria Louisiana Utilities Revenue, RB, 5.00%, 05/01/24(c)	860	875,436
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series B, Junior Lien, (AGM), 4.00%, 12/01/49	4,100	3,698,020
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/53	995	907,566
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,520,218
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/47	1,635	1,652,107
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 05/01/25 .	1,245	1,275,500
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	495	497,468

		10,426,315

Maryland — 2.0%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	170	170,383

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Anne Arundel County Consolidated Special Taxing District, ST (continued)
5.25%, 07/01/44	$170	$169,033
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	1,500	1,554,169
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	1,430	1,484,613
Maryland Health & Higher Educational Facilities Authority, RB
Series 2017, 5.00%, 12/01/46	305	313,717
Series A, 5.00%, 05/15/42	1,760	1,820,699
Series B, 4.00%, 04/15/45	795	770,555
Series B, 4.00%, 04/15/50	1,645	1,576,805
Maryland Stadium Authority, RB
(NGFGC), 5.00%, 05/01/34	2,700	2,985,125
Series A, (NGFGC), 5.00%, 05/01/47	3,225	3,386,453

		14,231,552

Massachusetts — 4.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB
5.00%, 06/01/50	1,975	2,158,683
Series A, 4.00%, 06/01/45	1,505	1,479,153
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,195	1,324,263
Series C, 5.00%, 10/01/52	1,240	1,359,495
Massachusetts Development Finance Agency, RB
5.00%, 01/01/48	1,115	1,118,295
5.00%, 10/01/48	830	773,871
Series A, 5.25%, 01/01/42	1,110	1,135,657
Series A, 5.00%, 01/01/47	5,005	5,020,901
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,140	1,063,032
5.00%, 04/15/40	400	402,016
5.00%, 09/01/43	750	764,345
5.00%, 07/01/47	3,355	3,447,377
Series A, 5.00%, 10/01/35	500	515,418
Series A, 5.00%, 10/01/43	750	757,594
Series P, 5.45%, 05/15/59	2,010	2,247,705
Massachusetts Educational Financing Authority, RB
Series B, AMT, 2.63%, 07/01/36	25	24,234
AMT, Subordinate, 3.75%, 07/01/47	1,865	1,505,777
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 3.63%, 07/01/34	30	30,039
Massachusetts Housing Finance Agency, RB, M/F Housing
Series A, 3.80%, 12/01/43	160	143,170
Series A, 3.85%, 06/01/46	205	179,232
Series D-1, 2.55%, 12/01/50	420	272,072
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	3,100	3,256,869

		28,979,198

Michigan — 7.2%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,013

Security	Par (000)	Value

Michigan (continued)
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	$1,170	$1,071,151
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,490	1,593,327
Series B, 2nd Lien, 5.50%, 07/01/52	3,525	3,803,126
Series A, Senior Lien, 5.25%, 07/01/52	3,525	3,835,302
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	3,525	3,827,738
Series B, Senior Lien, 5.50%, 07/01/52	3,525	3,839,546
Michigan Finance Authority, RB
4.00%, 02/15/47	4,815	4,566,320
4.00%, 02/15/50	3,140	2,923,362
4.00%, 02/15/44	3,785	3,654,898
Series S, 5.00%, 11/01/44	1,555	1,587,954
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	5,560	5,692,044
4.00%, 11/15/46	570	532,705
Series A, 4.00%, 12/01/49	4,100	3,795,899
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/45	5,665	5,829,438
Series I, 4.00%, 10/15/52	710	681,765
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	215	224,588
Michigan State Housing Development Authority, RB, M/F Housing
Series A, AMT, 3.80%, 10/01/38	1,690	1,606,188
Series A, AMT, 4.15%, 10/01/53	865	756,517
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,795	1,819,092

		51,645,973

Minnesota — 1.4%
City of Maple Grove Minnesota, Refunding RB, 4.00%, 05/01/37	880	874,441
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/49	560	571,432
City of Otsego Minnesota, Refunding RB, Series A, 5.00%, 09/01/44	425	386,259
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,080	1,013,821
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,800	3,665,617
Series A, 5.25%, 02/15/53	415	428,872
Series A, 5.25%, 02/15/58	1,605	1,654,469
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	575	531,671
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	290	298,306
Minnesota Higher Education Facilities Authority, RB, Series 8-K, 4.00%, 03/01/43	385	353,891

		9,778,779

Mississippi — 1.1%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	3,595	3,650,079

5

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(c)	$2,000	$2,009,850
State of Mississippi Gaming Tax Revenue, RB
Series A, 5.00%, 10/15/37	330	347,948
Series A, 4.00%, 10/15/38	1,650	1,598,678

		7,606,555

Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, RB
Series A, 5.00%, 10/01/23(c)	500	503,592
Series A, 5.00%, 06/01/42	540	565,968
Series C-2, 5.00%, 10/01/34	1,000	1,006,921
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.50%, 05/01/43	305	305,000
Series A, 4.00%, 02/15/49	1,910	1,763,192
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	3,530	3,615,641

		7,760,314

Montana — 0.0%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	60	58,842
Series B-2, 3.60%, 12/01/47	100	100,066

		158,908

Nebraska — 0.4%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45	400	407,461
Omaha Public Power District, RB, Series A, (AGM-CR), 4.00%, 02/01/51	2,700	2,570,781

		2,978,242

Nevada — 1.4%
Carson City Nevada, Refunding RB, 5.00%, 09/01/42 .	650	657,257
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	1,570	1,505,259
Series A-1, (AGM), 4.00%, 06/01/46	1,250	1,169,212
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,000	1,014,067
County of Clark Nevada, GO, Series A, 5.00%, 05/01/48	2,260	2,386,144
Las Vegas Valley Water District, GO, Series A, 4.00%, 06/01/51	2,690	2,605,658
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	595	604,641
5.00%, 07/01/45	420	420,276

		10,362,514

New Hampshire — 0.5%
New Hampshire Business Finance Authority, Refunding RB(b)
Series A, 3.63%, 07/01/43(a)	130	96,986
Series B, 4.63%, 11/01/42	2,095	1,762,582
Series B, AMT, 3.75%, 07/01/45(a)	395	298,719
Series C, AMT, 4.88%, 11/01/42	1,140	990,572
New Hampshire Housing Finance Authority, RB, M/F Housing, Series 1, 4.00%, 07/01/52	800	695,856

		3,844,715

Security	Par (000)	Value

New Jersey — 9.3%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	$1,265	$1,282,700
5.25%, 11/01/44	1,885	1,900,005
New Jersey Economic Development Authority, ARB
AMT, 5.13%, 09/15/23	670	667,249
Series B, AMT, 5.63%, 11/15/30	660	667,691
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(c)	60	67,816
5.00%, 06/15/36	460	499,767
5.00%, 06/15/43	100	105,379
Class A, 5.25%, 11/01/47	4,795	5,250,813
Series A, 5.00%, 06/15/47	2,500	2,598,917
Series B, 4.50%, 06/15/40	1,270	1,300,896
Series EEE, 5.00%, 06/15/48	4,275	4,468,384
Series LLL, 5.00%, 06/15/34	365	401,431
Series UU, 5.00%, 06/15/24(c)	80	81,680
Series UU, 5.00%, 06/15/40	345	352,247
Series WW, 5.00%, 06/15/25(c)	210	219,125
AMT, (AGM), 5.00%, 01/01/31	790	795,599
AMT, (AGM), 5.13%, 07/01/42	200	201,458
AMT, 5.38%, 01/01/43	3,000	3,006,744
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,060	999,985
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	4,181	4,387,053
5.75%, 04/01/31	2,675	2,622,771
New Jersey Health Care Facilities Financing Authority, Refunding RB, 5.00%, 10/01/37	685	726,220
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	3,390	3,371,646
Series C, AMT, Subordinate, 5.00%, 12/01/52	3,425	3,538,131
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,100	1,058,010
New Jersey Transportation Trust Fund Authority, RB
Series AA, 4.13%, 06/15/39	1,040	1,044,777
Series AA, 5.50%, 06/15/39	3,510	3,518,986
Series AA, 5.00%, 06/15/45	900	918,364
Series AA, 5.00%, 06/15/46	400	407,884
Series S, 5.25%, 06/15/43	2,810	2,997,930
Series S, 5.00%, 06/15/46	2,070	2,171,219
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,000	588,484
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/45	4,450	4,545,470
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/35	625	651,939
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,340	1,419,207
Series A, 4.00%, 06/01/37	500	490,626
Series A, 5.25%, 06/01/46	4,955	5,162,203
Sub-Series B, 5.00%, 06/01/46	2,100	2,083,402

		66,572,208

New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	200	174,754

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 15.7%
City of New York, GO
Series A-1, 4.00%, 09/01/46	$2,175	$2,114,520
Series C, 5.00%, 08/01/43	805	877,300
Series D, 5.00%, 12/01/43	2,620	2,803,861
City of New York, Refunding GO, Series B, 4.00%, 08/01/32	3,990	4,060,882
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,585	3,274,854
Metropolitan Transportation Authority, RB
Series A-1, 5.25%, 11/15/39	1,000	1,008,486
Series B, 5.25%, 11/15/38	2,970	3,018,675
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	1,950	1,973,722
Series C-1, 5.00%, 11/15/50	370	379,496
Series C-1, 5.25%, 11/15/55	1,040	1,083,819
Series C-1, 5.00%, 11/15/56	2,670	2,702,926
Series C-1, 5.25%, 11/15/56	10	10,209
New York City Housing Development Corp., RB, M/F Housing
Series I-1, 2.65%, 11/01/50	3,205	2,143,318
Series I-1, 2.70%, 11/01/55	950	618,647
New York City Municipal Water Finance Authority, Refunding RB
Series BB, 4.00%, 06/15/47	3,660	3,598,980
Series BB-1, 4.00%, 06/15/45	855	849,688
Series CC, 5.00%, 06/15/47	4,180	4,189,568
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	1,015	1,015,062
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 4.00%, 02/01/51	7,605	7,399,182
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,400	1,327,942
Series A, 6.25%, 06/01/41(b)	3,100	3,100,459
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/45	500	471,374
New York Liberty Development Corp., Refunding RB 3.13%, 09/15/50	5,005	3,843,234
Class 2, 5.38%, 11/15/40(b)	1,450	1,451,272
Series 1, 5.00%, 11/15/44(b)	4,920	4,746,742
Series A, 2.88%, 11/15/46	1,915	1,360,129
Series A, (BAM-TCRS), 3.00%, 11/15/51	4,565	3,202,037
Series A, 3.00%, 11/15/51	2,825	2,046,648
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	1,620	1,532,974
New York State Dormitory Authority, RB, Series A, 4.00%, 03/15/47	545	534,636
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	3,000	2,926,191
Series A, 4.00%, 03/15/46	4,850	4,689,804
Series A, 4.00%, 03/15/49	1,600	1,553,002
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/49	1,850	1,774,661
Series A, 4.00%, 03/15/44	7,275	7,235,679
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,910	2,005,084

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB
194th Series, 5.25%, 10/15/55	$3,210	$3,317,760
AMT, 5.00%, 01/15/52	5,645	5,930,112
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	1,190	1,046,305
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	6,415	6,257,800
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	620	664,964
Series A, 5.00%, 11/15/54	2,310	2,461,314
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 4.00%, 05/15/51	5,000	4,931,195
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	546,923
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	446	442,560
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	320	315,727

		112,839,723

North Carolina — 0.1%
North Carolina Medical Care Commission, RB, 4.00%, 11/01/52	400	388,032

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, 4.00%, 06/01/48	610	539,218
Series B-2, Class 2, 5.00%, 06/01/55	11,825	11,018,760
City of Dayton Ohio Airport Revenue, Refunding RB, Series A, AMT, (AGM), 4.00%, 12/01/32	2,000	2,000,254
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	290	298,536
Series A, 4.00%, 12/01/44	365	347,626
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	550	612,432
County of Hamilton Ohio, Refunding RB
4.00%, 08/15/50	1,085	1,011,276
Series A, 3.75%, 08/15/50	755	668,002
Northwest Local School District/Hamilton & Butler Counties, GO, 4.00%, 12/01/50	1,135	1,091,506
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	1,135	1,044,975
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	50	51,451
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,000	1,000,678
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,250	2,029,201

		21,713,915

Oklahoma — 0.7%
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	739,553
Oklahoma Development Finance Authority, RB
Series B, 5.50%, 08/15/52	1,460	1,357,848
Series B, 5.50%, 08/15/57	625	574,134

7

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	$1,780	$1,743,398
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	950	941,268

		5,356,201

Oregon — 1.6%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	510	264,394
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	530	275,216
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	675	680,768
Oregon State Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/45	1,475	1,501,528
Port of Portland Oregon Airport Revenue, Refunding ARB, 29th Series, AMT, 5.50%, 07/01/48	8,120	8,964,253
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	115	112,942

		11,799,101

Pennsylvania — 7.0%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,670	1,521,159
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(c)	2,500	2,503,917
Commonwealth Financing Authority, RB
5.00%, 06/01/34	750	808,982
(AGM), 4.00%, 06/01/39	1,365	1,345,646
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36	1,560	1,614,307
Delaware River Port Authority, RB, 4.50%, 01/01/24(c)	1,500	1,512,478
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	780	800,891
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,430	1,289,115
Series A, 5.00%, 09/01/48	980	1,003,376
Series A, 4.00%, 09/01/49	1,380	1,253,811
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	270	256,146
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	470	429,385
AMT, 5.00%, 12/31/38	390	393,123
AMT, 5.00%, 06/30/42	2,455	2,461,447
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,905	1,906,711
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	100	74,722
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, AMT, 3.65%, 10/01/42	1,000	910,916
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 2022, 4.25%, 10/01/52	3,085	3,146,660
Series 119, AMT, 3.50%, 10/01/36	1,015	976,346

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB
Series A, 4.00%, 12/01/51	$10,205	$9,929,098
Series B, 4.00%, 12/01/53	1,435	1,343,915
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,380	1,402,570
Sub-Series B-1, 5.25%, 06/01/47	1,170	1,212,947
Series A, Subordinate, 4.00%, 12/01/50	1,075	1,009,812
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	535	519,015
Series B, Subordinate, 4.00%, 12/01/51	610	572,063
Pennsylvania Turnpike Commission, Refunding RB
Series B-2, (AGM), 5.00%, 06/01/35	1,640	1,759,241
Series C, 4.00%, 12/01/51	1,555	1,476,493
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 07/01/45	1,250	1,277,897
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	865	919,886
(SAW), 5.00%, 03/01/43	590	623,649
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/36	1,290	1,369,913
(BAM), 5.00%, 08/15/38	2,530	2,621,371

		50,247,008

Puerto Rico — 5.2%
Commonwealth of Puerto Rico, GO
Series A1, Restructured, 5.63%, 07/01/29	3,910	4,148,696
Series A1, Restructured, 5.75%, 07/01/31	3,524	3,796,800
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, Series A1, Restructured, 4.75%, 07/01/53	9,243	8,677,707
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB, Series A1, Restructured, 0.00%, 07/01/46(d)	19,562	5,319,162
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 5.00%, 07/01/58	11,123	10,696,578
Series A-2, Restructured, 4.78%, 07/01/58	2,097	1,942,273
Series A-2, Restructured, 4.33%, 07/01/40	2,508	2,329,656
Series B-1, Restructured, 4.75%, 07/01/53	425	397,341
Series B-2, Restructured, 4.78%, 07/01/58	412	382,341

		37,690,554

Rhode Island — 0.7%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, 3.75%, 05/15/32	1,155	1,180,180
Rhode Island Housing & Mortgage Finance Corp., RB, M/F Housing, Series 3-B, 4.13%, 10/01/49	295	262,797
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	735	701,631
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	1,000	1,010,930
Series A, 5.00%, 06/01/40	2,050	2,054,713

		5,210,251

South Carolina — 4.1%
Charleston County Airport District, ARB(c)
Series A, AMT, 5.50%, 07/01/23	2,000	2,006,030
Series A, AMT, 6.00%, 07/01/23	1,695	1,701,138
County of Berkeley South Carolina, SAB 4.25%, 11/01/40	315	260,798

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
County of Berkeley South Carolina, SAB (continued)
4.38%, 11/01/49	$470	$360,443
South Carolina Jobs-Economic Development Authority, RB(b)
5.00%, 01/01/40	485	456,578
5.00%, 01/01/55	845	719,550
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/38	2,875	2,924,904
4.00%, 12/01/44	2,015	1,966,156
Series A, 5.00%, 05/01/43	1,680	1,718,170
Series A, 4.25%, 05/01/48	1,445	1,336,775
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(c)	555	575,047
AMT, 5.00%, 07/01/55	710	723,489
Series B, AMT, 4.00%, 07/01/49	1,745	1,592,672
South Carolina Public Service Authority, RB
Series A, 5.50%, 12/01/54	4,450	4,490,290
Series E, 5.00%, 12/01/48	440	440,918
Series E, 5.50%, 12/01/53	2,500	2,512,230
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/36	175	180,044
Series A, 5.00%, 12/01/50	1,035	1,040,782
Series E, 5.25%, 12/01/55	4,685	4,755,045

		29,761,059

South Dakota — 0.1%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(c)	740	777,954

Tennessee — 2.7%
Chattanooga-Hamilton County Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	875,673
Greeneville Health & Educational Facilities Board, Refunding RB, Series A, 4.00%, 07/01/40	375	358,005
Memphis-Shelby County Airport Authority, ARB
Series A, AMT, 5.00%, 07/01/45	3,515	3,660,124
Series A, AMT, 5.00%, 07/01/49	2,500	2,589,090
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	230	177,257
Series A, 5.25%, 10/01/58	1,865	1,821,633
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	9,665	10,007,247

		19,489,029

Texas — 8.4%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,165	1,236,625
7.88%, 11/01/62	1,005	1,033,568
City of Austin Texas Airport System Revenue, ARB
AMT, 5.00%, 11/15/39	440	446,348
Series B, AMT, 5.00%, 11/15/44	1,290	1,338,621
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	225	225,054
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	130	132,176

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	$125	$127,348
Sub-Series A, AMT, 4.00%, 07/01/40	1,525	1,469,623
Sub-Series A, AMT, 4.00%, 07/01/46	1,390	1,278,161
Sub-Series A, AMT, 4.00%, 07/01/48	3,420	3,103,937
Cypress-Fairbanks Independent School District, GO, (PSF), 4.00%, 02/15/48	630	619,049
El Paso Independent School District, GO, (PSF), 4.00%, 08/15/43	890	881,112
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	1,370	1,348,288
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	470	457,287
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	655	626,464
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	11,690	4,154,649
Howe Independent School District, GO, (PSF), 4.00%, 08/15/43	1,090	1,091,527
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(c)(d)	370	213,251
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,240	2,244,081
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(d)	14,680	7,277,589
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	455	396,506
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(c)(d)	2,415	1,200,190
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	3,165	3,115,879
Series A, 5.00%, 01/01/48	1,060	1,105,164
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	5,150	5,009,003
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	945	987,110
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	6,695	6,098,000
Series A, 5.00%, 07/01/53	2,080	2,165,039
Series B, 5.00%, 07/01/36	1,500	1,607,888
Series B, 5.00%, 07/01/48	3,330	3,428,718
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	222,682
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA COLL), 4.25%, 09/01/43	135	134,626
Series A, (GNMA COLL), 3.75%, 09/01/49	850	824,531
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	2,080	2,081,764
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	270	145,453
0.00%, 08/01/36	145	72,498
0.00%, 08/01/37	195	90,611
0.00%, 08/01/38	200	86,746
0.00%, 08/01/39	1,000	407,509
0.00%, 08/01/43	795	250,695

9

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission State Highway 249 System, RB, CAB(d) (continued)
0.00%, 08/01/44	$870	$256,352
0.00%, 08/01/45	1,135	312,114
Texas Water Development Board, RB, 4.00%, 10/15/45	1,195	1,185,974

		60,489,810

Utah — 0.7%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	530	546,128
Series A, AMT, 5.00%, 07/01/47	665	677,687
Series A, AMT, 5.00%, 07/01/48	2,205	2,250,399
Utah Charter School Finance Authority, RB
5.00%, 10/15/48	360	367,704
Series A, 5.00%, 06/15/39(b)	200	187,744
Utah Charter School Finance Authority, Refunding RB
5.00%, 06/15/40(b)	150	139,674
4.00%, 04/15/42	400	378,470
5.00%, 06/15/55(b)	385	335,449

		4,883,255

Vermont — 0.1%
University of Vermont and State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	502,228
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	285	286,356

		788,584

Virginia — 2.8%
Ballston Quarter Community Development Authority, TA, Series A, AMT, 5.38%, 03/01/36	465	369,701
Fairfax County Industrial Development Authority, Refunding RB, 4.00%, 05/15/42	4,870	4,858,663
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/52	4,055	3,898,043
Series A, Senior Lien, 4.00%, 07/01/55	5,405	5,187,179
Roanoke Economic Development Authority, Refunding RB, 3.00%, 07/01/45	2,530	1,992,681
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/44	585	552,349
4.00%, 09/01/48	375	296,462
Virginia Housing Development Authority, RB, M/F Housing, Series B, 4.00%, 06/01/53	385	358,806
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,330	2,306,952

		19,820,836

Washington — 1.9%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	1,470	1,512,343
Series C, AMT, 5.00%, 04/01/40	930	941,997
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	1,450	1,509,879
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.50%, 08/01/47	1,760	1,917,312

Security	Par (000)	Value

Washington (continued)
State of Washington, COP, Series B, 5.00%, 07/01/37	$3,910	$4,220,153
Washington State Convention Center Public Facilities District, RB, Class B, 3.00%, 07/01/58	3,715	2,456,184
Washington State Housing Finance Commission, Refunding RB(b)
5.00%, 01/01/38	600	528,142
5.00%, 01/01/43	900	759,735

		13,845,745

West Virginia — 0.4%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	2,910	2,603,597

Wisconsin — 1.5%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	385	367,953
Class A, 6.13%, 06/15/57	435	418,754
Series A, 5.00%, 07/15/39(b)	100	89,698
Series A, 5.00%, 10/15/40(b)	425	400,293
Series A, 5.00%, 07/15/49(b)	245	204,129
Series A, 5.00%, 10/15/50(b)	540	482,775
Series A, 5.00%, 07/15/54(b)	115	93,910
Series A, 5.00%, 07/01/55(b)	300	261,091
Series A, 5.00%, 10/15/55(b)	560	493,806
Series A-1, 4.50%, 01/01/35(b)	230	205,035
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	165	128,779
5.00%, 09/01/54(b)	130	99,662
Series A, 4.00%, 10/01/49	2,000	1,843,622
Series A, 5.00%, 11/15/49	335	309,191
AMT, 4.00%, 08/01/35	280	249,161
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	2,005	2,095,662
4.00%, 12/01/46	2,055	1,954,476
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing, Series A, 4.45%, 05/01/57	575	537,816
WPPI Energy, Refunding RB, Series A, 5.00%, 07/01/37	665	677,714

		10,913,527

Total Municipal Bonds — 141.5% (Cost: $1,019,823,515)		1,018,113,905

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/41	915	894,839

Colorado — 0.6%
County of Adams Colorado, Refunding COP, 4.00%, 12/01/45	4,650	4,514,581

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 0.2%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	$1,300	$1,268,388

Florida — 0.5%
City of Tampa Florida, RB, Series A, 4.00%, 11/15/46	1,930	1,743,176
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(j)	1,771	1,578,859

		3,322,035

Georgia — 1.7%
Main Street Natural Gas, Inc., RB, Series B, 5.00%, 12/01/52	11,930	12,496,589

Illinois — 0.1%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	480	480,799

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,450	1,365,668

Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,338	2,099,452

Nebraska — 0.8%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	5,710	5,958,150

New York — 0.4%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,907	2,826,729

Pennsylvania(j) — 0.9%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38	3,650	3,727,676
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,596	2,589,766

		6,317,442

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,980	1,829,468

Texas — 0.9%
County of Hidalgo Texas, GO, Series A, 4.00%, 08/15/43	2,297	2,275,502
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/38	4,456	4,458,760

		6,734,262

West Virginia — 0.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,511	1,433,373

Wisconsin — 0.6%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing Series A, 4.10%, 11/01/43	1,342	1,260,049

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing (continued)
Series A, 4.30%, 11/01/53	$1,395	$1,275,023
Series A, 4.45%, 05/01/57	1,678	1,575,062

		4,110,134

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.7% (Cost: $57,305,343)		55,651,909

Total Long-Term Investments — 149.2% (Cost: $1,077,128,858)		1,073,765,814

	Shares

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.27%(k)(l)	19,426,703	19,424,761

Total Short-Term Securities — 2.7% (Cost: $19,424,335)		19,424,761

Total Investments — 151.9% (Cost: $1,096,553,193)		1,093,190,575

Other Assets Less Liabilities — 1.1%		8,130,068

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.7)%		(33,730,394)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (48.3)%		(347,800,000)

Net Assets Applicable to Common Shares — 100.0%		$719,790,249

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between March 1, 2026 to February 15, 2028, is $5,393,921.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

11

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$2,928,146	$16,492,597	(a)	$—	$4,430	$(412)	$19,424,761	19,426,703	$216,386	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	135	06/21/23	$15,586	$(490,182)
U.S. Long Bond	225	06/21/23	29,672	(1,136,293)
5-Year U.S. Treasury Note	140	06/30/23	15,393	(375,068)

				$(2,001,543)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,018,113,905	$—	$1,018,113,905
Municipal Bonds Transferred to Tender Option Bond Trusts	—	55,651,909	—	55,651,909
Short-Term Securities
Money Market Funds	19,424,761	—	—	19,424,761

	$19,424,761	$1,073,765,814	$—	$1,093,190,575

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) April 30, 2023	BlackRock MuniHoldings Fund, Inc. (MHD)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(2,001,543)	$—	$—	$(2,001,543)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(33,397,058)	$—	$(33,397,058)
VMTP Shares at Liquidation Value	—	(347,800,000)	—	(347,800,000)

	$—	$(381,197,058)	$—	$(381,197,058)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BAM-TCRS	Build America Mutual Assurance Co.- Transferable Custodial Receipts

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

CR	Custodian Receipt

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

13